Basis of preparation Impact of change in accounting standard IFRS16 (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Disclosure of maturity analysis ofcommitments [text block]	5.1	8.7
Property, plant and equipment	€ 493.9	€ 489.2	€ 373.2
Other provisions	37.4	42.2	51.8
Retained earnings	886.6	387.4
Profit (loss) before tax	321.0	236.7	295.5
Depreciation, right-of-use assets	€ 22.1	€ 16.6	€ 15.7
Impact on Earnings per share	€ 1.43	€ 1.02	€ 1.16
Loans and borrowings	€ 2,142.3	€ 2,198.3
Current	36.1	39.3
Provisions	1.3	2.9
Trade and other payables	696.5	693.8
Deferred hedging gains transferred to the carrying value of inventory	€ 55.2	€ (27.6)